Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory [Abstract]
Raw materials	$ 15,952	$ 15,205	$ 15,205	$ 12,883
Finished goods	118	93	93	161
Total inventory	17,058	15,298	15,298	13,044
Inventory (current)	14,236	11,213	11,213	7,020
Non-current inventory	$ 2,822	$ 4,085	$ 4,085	$ 6,024